Debt - Unsecured Promissory Notes (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unsecured promissory notes, net	$ 43,443	$ 43,543	$ 0
Unsecured Debt
Debt Instrument [Line Items]
Offering Size	60,000	60,000
Unsecured promissory notes, net	43,443	43,543
2017 6% Notes | Unsecured Debt
Debt Instrument [Line Items]
Offering Size	$ 35,000	$ 35,000
Interest Rate	6.00%	6.00%
Unsecured promissory notes, net	$ 20,818	$ 20,918
2019 6% Notes | Unsecured Debt
Debt Instrument [Line Items]
Offering Size	$ 25,000	$ 25,000
Interest Rate	6.00%	6.00%
Unsecured promissory notes, net	$ 22,625	$ 22,625